Segments (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 CNY (¥)
Segment Reporting Information [Line Items]
Revenues	$ 81,891,992	¥ 580,016,414	¥ 586,060,092	¥ 529,250,664
Revenues	57,326,545	406,026,720	458,587,778	315,597,133
Revenues	24,565,447	173,989,694	127,472,314	213,653,531
Revenues	1,013,873	7,180,961	9,246,249	3,528,746
Revenues	10,185	72,139	1,082,391	229,589
Total Assets	57,960,984		502,055,247		¥ 410,520,259
Central Processing Algorithm Services [Member]
Segment Reporting Information [Line Items]
Revenues		569,906,586	447,812,310	273,040,158
Revenues		395,959,074	324,243,973	96,882,046
Revenues		173,947,512	123,568,338	176,158,112
Revenues		6,774,207	1,706,553	2,420,483
Revenues		72,139	1,082,391
Total Assets	57,960,984		332,817,542		410,520,259
Intelligent Chips and Services [Member]
Segment Reporting Information [Line Items]
Revenues		10,109,828	138,247,782	256,210,506
Revenues		10,067,646	134,343,805	218,715,087
Revenues		42,182	3,903,976	37,495,419
Revenues		406,754	7,539,696	1,108,263
Revenues				¥ 229,589
Total Assets			¥ 169,237,705